STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jun. 14, 2024	Jun. 23, 2023	Mar. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Stock awards (Note 7) (in shares)						1,617,000	440,250
Weighted-average grant-date fair value						$ 1.35	$ 3.52
Total fair value of shares vested						$ 1,670,964	$ 1,340,967
Weighted-average grant-date fair value of vested options outstanding (in per shares)						$ 11.13	$ 19.92
Weighted-average grant-date fair value of unvested options outstanding (in per shares)				$ 1.81		1.81	5.25
Weighted average grant date fair value of options forfeited						$ 1.41	$ 7.33
Number of options vested						308,136	135,976
Total unrecognized compensation cost related to unvested stock-based compensation arrangements				$ 2,205,192		$ 2,205,192
Total amount the Company expects to recognize in 2024						1,330,233
Total amount the Company expects to recognize in 2025						775,193
Total amount the Company expects to recognize in 2026						$ 99,766
Stock options
STOCK-BASED COMPENSATION
Weighted-average exercise price						$ 1.78	$ 4.51
Aggregate shares available for grants				116,579		116,579
Contingent non-statutory stock option awards
STOCK-BASED COMPENSATION
Stock awards (Note 7) (in shares)			200,000	2,776,000	609,000
Weighted-average exercise price				$ 2.65	$ 1.68
Share-Based Payment Arrangement, Employee [Member]
STOCK-BASED COMPENSATION
Stock awarded in cash				434,132
Stock awarded (in shares)				213,532
Stock awarded, valued				565,868
2021 Stock Incentive Plan
STOCK-BASED COMPENSATION
Increase in common stock available for issuance	7,000,000	1,100,000
Shares issued	9,368,900	2,368,000